Note 17 - Accrued Expenses and Other Current Liabilities (Details) - Accrued Expenses and Other Current Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued bonus	$ 3,687,135	$ 2,026,268
Accrued refund of subscription fees		364,445
Accrued professional service fees	676,758	718,863
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	915,601	242,861
Accrued raw data cost	565,747	364,889
Accrued welfare benefits	117,392	68,717
Acquisition consideration payable	2,221,680
Accrued sales service fees	213,314	115,369
Others	1,237,152	1,425,535
	$ 9,696,462	$ 5,388,630